Benefits offered to team members (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Benefits Offered To Team Members
Health care	R$ 7,446	R$ 11,334	R$ 2,203
Current service cost	5,842	5,058	4,576
Interest cost	4,906	4,139	3,983
Expected return on plan assets	0	(28)	(31)
Actuarial losses	2,077	6,069	2,472
Amounts recognized in profit and loss	R$ 20,271	R$ 26,572	R$ 13,203